Note 26 - Financial Risk Management - Activity of Investments in Financial Assets and Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 482,450
Realized gains (losses), liabilities	0
Unrealized gains (losses), liabilities	23,150
Purchases, liabilities	0
Sales, liabilities	0
Transfers into level 3, liabilities	5,601
Transfers out of level 3, liabilities	0
Financial liabilities, at fair value	511,201
Change in unrealized gains (losses) for the period for investments still held, liailities	0
Nondigital asset borrowings [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	482,450
Realized gains (losses), liabilities	0
Unrealized gains (losses), liabilities	23,150
Purchases, liabilities	0
Sales, liabilities	0
Transfers into level 3, liabilities	0
Transfers out of level 3, liabilities	0
Financial liabilities, at fair value	505,600
Change in unrealized gains (losses) for the period for investments still held, liailities	0
Digital assets loan payable [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	0
Realized gains (losses), liabilities	0
Unrealized gains (losses), liabilities	0
Purchases, liabilities	0
Sales, liabilities	0
Transfers into level 3, liabilities	5,601
Transfers out of level 3, liabilities	0
Financial liabilities, at fair value	5,601
Change in unrealized gains (losses) for the period for investments still held, liailities	0
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Investments in Financial Assets, at fair value	0
Realized gains (losses), assets	0
Unrealized gains (losses), assets	6
Purchases, assets	28,582
Sales, assets	0
Transfers into Level 3, assets	100
Transfers Out of Level 3, assets	0
Investments in Financial Assets, at fair value	28,688
Change in unrealized gains (losses) for the period for investments still held, assets	0
Equity investments [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Investments in Financial Assets, at fair value	0
Realized gains (losses), assets	0
Unrealized gains (losses), assets	3
Purchases, assets	23,345
Sales, assets	0
Transfers into Level 3, assets	0
Transfers Out of Level 3, assets	0
Investments in Financial Assets, at fair value	23,348
Change in unrealized gains (losses) for the period for investments still held, assets	0
Fund investments [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Investments in Financial Assets, at fair value	0
Realized gains (losses), assets	0
Unrealized gains (losses), assets	3
Purchases, assets	5,237
Sales, assets	0
Transfers into Level 3, assets	100
Transfers Out of Level 3, assets	0
Investments in Financial Assets, at fair value	5,340
Change in unrealized gains (losses) for the period for investments still held, assets	$ 0